Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 14,906,529	$ 10,690,396
Federal funds sold and overnight deposits	53,028,286	31,963,105
Total cash and cash equivalents	67,934,815	42,653,501
Securities held-to-maturity (fair value $47,228,000 at December 31, 2018 and $48,796,000 at December 31, 2017)	47,067,023	48,824,965
Securities available-for-sale	39,366,831	38,450,653
Restricted equity securities, at cost	1,749,450	1,703,650
Loans held-for-sale	0	1,037,287
Loans	531,383,494	502,864,651
Allowance for loan losses	(5,602,541)	(5,438,099)
Deferred net loan costs	363,614	318,651
Net loans	526,144,567	497,745,203
Bank premises and equipment, net	9,713,455	10,344,177
Accrued interest receivable	2,300,841	2,051,918
Bank owned life insurance	4,814,099	4,721,782
Goodwill	11,574,269	11,574,269
Other real estate owned	201,386	284,235
Other assets	9,480,762	7,653,955
Total assets	720,347,498	667,045,595
Deposits:
Demand, non-interest bearing	122,430,805	117,245,565
Interest-bearing transaction accounts	177,815,417	132,633,533
Money market funds	85,261,685	93,392,005
Savings	93,129,875	97,516,284
Time deposits, $250,000 and over	14,395,291	18,909,898
Other time deposits	115,783,492	100,937,695
Total deposits	608,816,565	560,634,980
Borrowed funds	1,550,000	3,550,000
Repurchase agreements	30,521,565	28,647,848
Capital lease obligations	266,747	381,807
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	3,701,910	3,008,106
Total liabilities	657,743,787	609,109,741
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 20 and 25 shares issued and outstanding in 2018 and 2017, respectively ($100,000 liquidation value)	2,000,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,382,103 and 5,322,320 shares issued at December 31, 2018 and 2017, respectively (including 17,442 and 13,039 shares issued February 1, 2019 and 2018, respectively)	13,455,258	13,305,800
Additional paid-in capital	32,536,532	31,639,189
Retained earnings	17,882,282	13,387,739
Accumulated other comprehensive loss	(647,584)	(274,097)
Less: treasury stock, at cost; 210,101 shares at December 31, 2018 and 2017	(2,622,777)	(2,622,777)
Total shareholders' equity	62,603,711	57,935,854
Total liabilities and shareholders' equity	$ 720,347,498	$ 667,045,595
Book value per common share outstanding	$ 11.72	$ 10.84